Offerings	Jan. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0025 per share (post Reverse Stock Split)
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	4.45
Maximum Aggregate Offering Price	$ 17,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,458.18
Offering Note	Consists of 4,000,000 Class A Ordinary Shares that are available to be issued and sold by the Company to the Selling Shareholder from time to time pursuant to a standby equity subscription agreement, dated as of November 5, 2025, between the Company and the Selling Shareholder, subject to satisfaction of the conditions set forth therein. On December 29, 2025, we effected the Reverse Stock Split at a ratio of 1-for-25 and the numbers in this exhibit account for the Reverse Stock Split.

Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low sales price per share of Class A Ordinary Shares as reported on the Nasdaq Capital Market on January 23, 2026 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share (Pre Reverse Stock Split)
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	0.1593
Maximum Aggregate Offering Price	$ 15,930,000.00
Amount of Registration Fee	$ 2,199.93